6. EQUIPMENT (Details) (USD $)	Sep. 30, 2012	Dec. 31, 2011
PropertyPlant and Equipment
Cost	$ 1,756,470	$ 1,694,187
Accumulated Depreciation	1,090,831	939,341
Net Book Value	665,639	754,846
OfficeEquipmentMember
PropertyPlant and Equipment
Cost	129,920	125,486
Accumulated Depreciation	93,482	83,346
Net Book Value	36,438	42,140
ComputerEquipmentMember
PropertyPlant and Equipment
Cost	600,599	577,249
Accumulated Depreciation	391,132	322,882
Net Book Value	209,467	254,367
FieldEquipmentMember
PropertyPlant and Equipment
Cost	589,182	568,984
Accumulated Depreciation	293,938	246,363
Net Book Value	295,244	322,621
BuildingMember
PropertyPlant and Equipment
Cost	436,769	422,468
Accumulated Depreciation	312,279	286,750
Net Book Value	$ 124,490	$ 135,718